PREPAID AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID AND OTHER CURRENT ASSETS
PREPAID AND OTHER CURRENT ASSETS

4. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Prepayments and deposits for acquisition	316,943	76,707
Current portion of prepaid advertising expense	431	72,080
Prepayment for new training centre project	—	65,609
Receivables arising from the termination of arrangements (Note (i))	72,444	98,061
Value added tax refund	18,771	45,800
Rental deposits	21,790	27,045
Receivables resulting from disposals (Note 24(a))	—	35,000
Receivable from Zhenjiang operating rights (Note 9(i))	—	35,000
Prepaid rental fees	13,671	28,433
Prepayment for cooperative rights to cooperating universities	9,640	10,710
Staff advances	8,545	8,891
Prepaid professional services fees	7,995	8,475
Deposit for purchase of land use rights	4,122	982
Prepaid channel fees/Prepaid Commission	3,672	647
Others	50,873	60,683
Total	528,897	574,123

(Note i) The balance includes RMB 24 million for the cancellation of an acquisition, RMB 30 million from the result of an arbitration hearing in respect of Guangzhou HP Tutoring (See Note 19 for further details), RMB 44 million for the cancellation of a proposed land use right purchase.